Deposits and other borrowings - Average balances and average rates for major categories of deposits (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Australia
Deposits and other borrowings
Average Balance	$ 468,254	$ 463,162	$ 448,941
Overseas
Deposits and other borrowings
Average Balance	87,805	83,988	80,654
Non-interest bearing, repayable at call | Australia
Deposits and other borrowings
Average Balance	42,455	41,156	39,355
Non-interest bearing, repayable at call | Overseas
Deposits and other borrowings
Average Balance	6,815	6,021	5,527
Certificates of deposit | Australia
Deposits and other borrowings
Average Balance	$ 30,367	$ 31,424	$ 33,350
Average Rate	2.00%	2.00%	2.00%
Certificates of deposit | Overseas
Deposits and other borrowings
Average Balance	$ 11,854	$ 13,008	$ 13,151
Average Rate	2.60%	1.90%	1.40%
Other interest bearing at call | Australia
Deposits and other borrowings
Average Balance	$ 237,420	$ 228,328	$ 222,122
Average Rate	1.10%	1.20%	1.10%
Other interest bearing at call | Overseas
Deposits and other borrowings
Average Balance	$ 23,616	$ 23,017	$ 24,163
Average Rate	1.10%	1.20%	1.30%
Other interest bearing term | Australia
Deposits and other borrowings
Average Balance	$ 158,012	$ 162,254	$ 154,114
Average Rate	2.40%	2.50%	2.70%
Other interest bearing term | Overseas
Deposits and other borrowings
Average Balance	$ 45,520	$ 41,942	$ 37,813
Average Rate	3.00%	2.80%	2.70%